Subordinated liabilities - Schedule of changes in subordinated liabilities (Details) - Financial liabilities at amortised cost - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Balance at beginning of year	€ 25,926	€ 26,196	€ 21,880
Net inclusion of entities in the Group	(40)	0	0
Issuances	7,007	119	5,340
Redemptions and repurchases	(1,781)	(1,040)	(1,500)
Exchange differences and other movements	(200)	651	476
Balance at end of year	30,912	25,926	26,196
Net issuances, redemptions and repurchases	5,226
Interest paid in remuneration of issuances	1,150
Banco Santander Brasil SA
Financial instruments
Issuances	1,112	0	871
Banque Stellantis France
Financial instruments
Issuances	150	0	0
Redemptions and repurchases	(78)	0	0
Banco Santander Chile
Financial instruments
Issuances	0	113	0
Santander UK plc
Financial instruments
Redemptions and repurchases	(702)	(98)	0
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Redemptions and repurchases	0	(52)	0
Parent Company
Financial instruments
Issuances	5,610	0	4,469
Redemptions and repurchases	€ (1,000)	€ (889)	€ (1,500)